Segment reporting - Geographical information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Revenue	€ 3,032.5	€ 3,099.8	€ 3,044.5
Non-current assets	646.2	647.0
Revenue	3,032.5	3,099.8	3,044.5
United Kingdom
Disclosure of geographical areas [line items]
Revenue	829.3	879.6	869.4
Non-current assets	161.9	174.9
Revenue	829.3	879.6	869.4
Italy
Disclosure of geographical areas [line items]
Revenue	390.5	392.5	377.8
Non-current assets	67.5	67.4
Revenue	390.5	392.5	377.8
Germany
Disclosure of geographical areas [line items]
Revenue	375.3	384.8	397.2
Non-current assets	145.5	134.7
Revenue	375.3	384.8	397.2
France
Disclosure of geographical areas [line items]
Revenue	214.3	212.6	209.3
Revenue	214.3	212.6	209.3
Croatia
Disclosure of geographical areas [line items]
Revenue	145.6	141.8	136.3
Non-current assets	64.4	58.3
Revenue	145.6	141.8	136.3
Sweden
Disclosure of geographical areas [line items]
Revenue	142.6	134.6	138.1
Non-current assets	7.9	18.6
Revenue	142.6	134.6	138.1
SERBIA
Disclosure of geographical areas [line items]
Revenue	132.3	130.8	117.5
Non-current assets	69.2	65.8
Revenue	132.3	130.8	117.5
AUSTRIA
Disclosure of geographical areas [line items]
Revenue	128.3	132.1	126.9
Revenue	128.3	132.1	126.9
Norway
Disclosure of geographical areas [line items]
Revenue	120.9	121.1	124.2
Non-current assets	22.4	23.3
Revenue	120.9	121.1	124.2
Spain
Disclosure of geographical areas [line items]
Revenue	80.9	83.2	82.7
Revenue	80.9	83.2	82.7
Switzerland
Disclosure of geographical areas [line items]
Revenue	78.5	80.7	80.4
Revenue	78.5	80.7	80.4
Rest of Europe
Disclosure of geographical areas [line items]
Revenue	394.0	406.0	384.7
Non-current assets	71.2	69.6
Revenue	394.0	406.0	€ 384.7
IRELAND
Disclosure of geographical areas [line items]
Non-current assets	€ 36.2	€ 34.4